Long-Term Debt and Trust Preferred Securities	12 Months Ended
Dec. 31, 2025
Long-Term Debt and Trust Preferred Securities [Abstract]
Long-Term Debt and Trust Preferred Seurities	30 — Long-Term Debt and Trust Preferred Securities
Long-Term Debt by Earliest Contractual Maturity

in € m.	Due in 2026	Due in 2027	Due in 2028	Due in 2029	Due in 2030	Due after 2030	Total Dec 31, 2025	Total Dec 31, 2024
Senior debt:
Bonds and notes:
Fixed rate	14,050	12,269	13,269	10,368	8,854	9,109	67,920	71,414
Floating rate	2,508	2,817	517	1,050	1,918	3,471	12,281	11,196
Other	3,550	2,369	2,220	1,845	1,152	15,120	26,256	20,578
Subordinated debt:
Bonds and notes:
Fixed rate	2,024	2,363	—	—	424	3,401	8,212	11,626
Floating rate	—	—	—	—	—	—	—	—
Other	42	20	—	—	23	—	85	85
Total long-term debt	22,175	19,839	16,006	13,263	12,371	31,101	114,754	114,899
The Group did not have any defaults of principal, interest or other breaches with respect to its liabilities in 2025 and
2024.
Trust Preferred Securities[1]

in € m.	Dec 31, 2025	Dec 31, 2024
Fixed rate	—	—
Floating rate	283	287
Total trust preferred securities	283	287
[1]Perpetual instruments, redeemable at specific future dates at the Group’s option